Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Treasury shares, Value
Value of shares	£ (190,740)	£ (193,733)	£ (196,714)	£ (144,890)
Treasury shares
Treasury shares, Number of shares
Number of shares	1,683	1,683	1,683	1,683
Treasury shares, Value
Value of shares	£ 21,305	£ 21,305	£ 21,305	£ 21,305